Note 12 - Federal Home Loan Bank (FHLB) Advances and Other Borrowings (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 15, 2014
Note 12 - Federal Home Loan Bank (FHLB) Advances and Other Borrowings (Details) [Line Items]
Advances from Federal Home Loan Banks	$ 0	$ 0
Pledged Assets, Not Separately Reported, Other	96,300,000
Additional Advances From Federal Home Loan Banks	95,300,000
Loans from Other Federal Home Loan Banks	73,500,000
Notes Payable, Other Payables [Member]
Note 12 - Federal Home Loan Bank (FHLB) Advances and Other Borrowings (Details) [Line Items]
Debt Instrument, Unused Borrowing Capacity, Amount			$ 10,000,000
Debt Instrument, Interest Rate, Stated Percentage			6.50%
Debt Instrument, Annual Principal Payment			$ 1,000,000
Long-term Debt	$ 9,000,000